Fair Value Accounting - Additional Information (Detail) (USD $)	12 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2015 gal	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2015 gal	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets adjusted at fair values on non-recurring basis		$ 0	$ 0
Gallons of diesel fuel to be acquired	205,800
Estimated fair values of fuel contracts		200,000			200,000
Senior Notes [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt fair value		364,000,000			377,100,000
Senior Secured Term Loan Facility [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt fair value		282,900,000			285,800,000
Economic Development Loan [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt fair value		300,000			300,000
Less Than [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses on contracts		$ 100,000	$ 100,000
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity period of cash equivalents		90 days
Forecast [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gallons of diesel fuel to be acquired				205,860